Statements of Operations (Parentheticals) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Redeemable Shares
Weighted-average common shares outstanding, diluted	2,789,393	5,463,799
Diluted net loss per share	$ (0.15)	$ (0.06)
Non-Redeemable Shares
Weighted-average common shares outstanding, diluted	1,447,964	1,728,078
Diluted net loss per share	$ (0.49)	$ (1.25)